MORGAN LEWIS


March 2, 2016


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated March 1, 2016 for the Trust's Cardinal Small Cap Value Fund, Kopernik Global All-Cap Fund, Kopernik International Fund, RSQ International Equity Fund, RQSI Small Cap Hedged Equity Fund, Westfield Capital Dividend Growth Fund and Westfield Capital Large Cap Growth Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 204, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001066) on February 26, 2016.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very  truly  yours,


/s/ Leon E. Salkin
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Leon E. Salkin



























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